UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Investment Counsel, Inc.
Address:  17 Glenwood Avenue
          Raleigh, NC 27603

Form 13F File Number:  028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ron King
Title:    Chief Compliance Officer
Phone:    919-831-2370

Signature, Place, and Date of Signing:

         /s/ Ron King            Raleigh, North Carolina       November 7, 2012
         ------------            -----------------------       ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          144
                                         -----------

Form 13F Information Table Value Total:  $   176,764
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ----------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER                CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
APPLE INC                       COM               037833100      10,198      15,287 SH       SOLE                             15,287
ADOBE SYS INC                   COM               00724F101       1,525      47,014 SH       SOLE                             47,014
ANALOG DEVICES INC              COM               032654105         298       7,600 SH       SOLE                              7,600
ARCHER DANIELS MIDLAND CO       COM               039483102         511      18,788 SH       SOLE                             18,788
AUTOMATIC DATA PROCESSING IN    COM               053015103       3,249      55,385 SH       SOLE                             55,385
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106         216      10,245 SH       SOLE                             10,245
AKAMAI TECHNOLOGIES INC         COM               00971T101       1,266      33,090 SH       SOLE                             33,090
ALCATEL-LUCENT                  SPONSORED ADR     013904305          34      31,042 SH       SOLE                             31,042
APPLIED MATLS INC               COM               038222105       1,438     128,840 SH       SOLE                            128,840
ADVANCED MICRO DEVICES INC      COM               007903107         118      35,000 SH       SOLE                             35,000
AMGEN INC                       COM               031162100         381       4,520 SH       SOLE                              4,520
AMAZON COM INC                  COM               023135106         267       1,050 SH       SOLE                              1,050
ATMEL CORP                      COM               049513104         136      25,950 SH       SOLE                             25,950
ACTIVISION BLIZZARD INC         COM               00507V109       1,461     129,545 SH       SOLE                            129,545
BOEING CO                       COM               097023105         456       6,550 SH       SOLE                              6,550
BANK OF AMERICA CORPORATION     COM               060505104         453      51,294 SH       SOLE                             51,294
BAXTER INTL INC                 COM               071813109         884      14,675 SH       SOLE                             14,675
BB&T CORP                       COM               054937107       2,244      67,677 SH       SOLE                             67,677
BMC SOFTWARE INC                COM               055921100         589      14,200 SH       SOLE                             14,200
BP PLC                          SPONSORED ADR     055622104       1,329      31,364 SH       SOLE                             31,364
BOSTON SCIENTIFIC CORP          COM               101137107          86      14,900 SH       SOLE                             14,900
CABELAS INC                     COM               126804301         760      13,900 SH       SOLE                             13,900
CATERPILLAR INC DEL             COM               149123101         483       5,609 SH       SOLE                              5,609
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH   167250109         538      14,115 SH       SOLE                             14,115
CHICOS FAS INC                  COM               168615102         191      10,550 SH       SOLE                             10,550
CLOROX CO DEL                   COM               189054109         209       2,900 SH       SOLE                              2,900
CONOCOPHILLIPS                  COM               20825C104       1,077      18,835 SH       SOLE                             18,835
COSTCO WHSL CORP NEW            COM               22160K105       7,833      78,205 SH       SOLE                             78,205
CREE INC                        COM               225447101         399      15,630 SH       SOLE                             15,630
CISCO SYS INC                   COM               17275R102       3,718     194,704 SH       SOLE                            194,704
CHEVRON CORP NEW                COM               166764100       1,439      12,348 SH       SOLE                             12,348
DU PONT E I DE NEMOURS & CO     COM               263534109         230       4,580 SH       SOLE                              4,580
PROSHARES TR                    PSHS ULTRA DOW30  74347R305         481       6,525 SH       SOLE                              6,525
DEERE & CO                      COM               244199105       1,315      15,950 SH       SOLE                             15,950
DELL INC                        COM               24702R101         392      39,740 SH       SOLE                             39,740
DISNEY WALT CO                  COM DISNEY        254687106       1,619      30,967 SH       SOLE                             30,967
DOLBY LABORATORIES INC          COM               25659T107         573      17,500 SH       SOLE                             17,500
DIGITAL RIV INC                 COM               25388B104         167      10,000 SH       SOLE                             10,000
DUKE ENERGY CORP NEW            COM               26441C105       1,572      24,270 SH       SOLE                             24,270
DEUTSCHE BK AG LDN BRH          PS GOLD DS ETN    25154H756         108      27,000 SH       SOLE                             27,000
ELECTRONIC ARTS INC             COM               285512109         343      27,050 SH       SOLE                             27,050
CONSOLIDATED EDISON INC         COM               209115104         470       7,850 SH       SOLE                              7,850
ELECTRONICS FOR IMAGING INC     COM               286082102         302      18,200 SH       SOLE                             18,200
E M C CORP MASS                 COM               268648102       4,069     149,229 SH       SOLE                            149,229
EXPEDITORS INTL WASH INC        COM               302130109       1,227      33,765 SH       SOLE                             33,765
FORD MTR CO DEL                 COM PAR $0.01     345370860         103      10,408 SH       SOLE                             10,408
FAMILY DLR STORES INC           COM               307000109         636       9,600 SH       SOLE                              9,600
FEDEX CORP                      COM               31428X106       1,195      14,125 SH       SOLE                             14,125
FREDS INC                       CL A              356108100         167      11,700 SH       SOLE                             11,700
GENERAL ELECTRIC CO             COM               369604103       3,449     151,854 SH       SOLE                            151,854
GUESS INC                       COM               401617105         211       8,290 SH       SOLE                              8,290
GILEAD SCIENCES INC             COM               375558103         381       5,750 SH       SOLE                              5,750
CORNING INC                     COM               219350105       1,237      94,082 SH       SOLE                             94,082
GOOGLE INC                      CL A              38259P508       1,815       2,405 SH       SOLE                              2,405
GLAXOSMITHKLINE PLC             SPONSORED ADR     37733W105         284       6,150 SH       SOLE                              6,150
GLOBAL SOURCES LTD              ORD               G39300101         396      60,435 SH       SOLE                             60,435
HOME DEPOT INC                  COM               437076102         661      10,945 SH       SOLE                             10,945
HONDA MOTOR LTD                 AMERN SHS         438128308         286       9,253 SH       SOLE                              9,253
HELMERICH & PAYNE INC           COM               423452101         779      16,354 SH       SOLE                             16,354
HEWLETT PACKARD CO              COM               428236103         754      44,197 SH       SOLE                             44,197
INTERNATIONAL BUSINESS MACHS    COM               459200101       1,989       9,588 SH       SOLE                              9,588
INTEGRATED DEVICE TECHNOLOGY    COM               458118106         324      55,150 SH       SOLE                             55,150
ISHARES TR                      S&P EURO PLUS     464287861       1,214      33,245 SH       SOLE                             33,245
IMPERIAL OIL LTD                COM NEW           453038408         228       4,950 SH       SOLE                              4,950
INTEL CORP                      COM               458140100       3,601     158,959 SH       SOLE                            158,959
INTUIT                          COM               461202103         256       4,350 SH       SOLE                              4,350
ISHARES TR                      TRANSP AVE IDX    464287192         542       6,227 SH       SOLE                              6,227
JOHNSON & JOHNSON               COM               478160104       3,196      46,378 SH       SOLE                             46,378
JUNIPER NETWORKS INC            COM               48203R104         328      19,175 SH       SOLE                             19,175
JPMORGAN CHASE & CO             COM               46625H100         696      17,191 SH       SOLE                             17,191
KRAFT FOODS INC                 CL A              50075N104         311       7,530 SH       SOLE                              7,530
KIMBERLY CLARK CORP             COM               494368103         622       7,252 SH       SOLE                              7,252
COCA COLA CO                    COM               191216100       4,569     120,448 SH       SOLE                            120,448
LILLY ELI & CO                  COM               532457108         218       4,595 SH       SOLE                              4,595
LOCKHEED MARTIN CORP            COM               539830109       1,245      13,328 SH       SOLE                             13,328
LOWES COS INC                   COM               548661107       3,350     110,774 SH       SOLE                            110,774
LSI CORPORATION                 COM               502161102         861     124,572 SH       SOLE                            124,572
LEXMARK INTL NEW                CL A              529771107         723      32,489 SH       SOLE                             32,489
MCDONALDS CORP                  COM               580135101       1,947      21,219 SH       SOLE                             21,219
MEREDITH CORP                   COM               589433101         473      13,500 SH       SOLE                             13,500
MCDERMOTT INTL INC              COM               580037109         638      52,200 SH       SOLE                             52,200
MEDTRONIC INC                   COM               585055106         218       5,050 SH       SOLE                              5,050
MARTIN MARIETTA MATLS INC       COM               573284106         728       8,786 SH       SOLE                              8,786
3M CO                           COM               88579Y101       1,691      18,301 SH       SOLE                             18,301
MONSANTO CO NEW                 COM               61166W101       1,593      17,505 SH       SOLE                             17,505
MOSAIC CO NEW                   COM               61945C103       1,184      20,557 SH       SOLE                             20,557
MORGAN STANLEY                  COM NEW           617446448         873      52,169 SH       SOLE                             52,169
MICROSOFT CORP                  COM               594918104       3,885     130,552 SH       SOLE                            130,552
NIKE INC                        CL B              654106103         308       3,250 SH       SOLE                              3,250
NOKIA CORP                      SPONSORED ADR     654902204         365     141,744 SH       SOLE                            141,744
NORFOLK SOUTHERN CORP           COM               655844108         475       7,465 SH       SOLE                              7,465
NUCOR CORP                      COM               670346105       1,328      34,712 SH       SOLE                             34,712
NVIDIA CORP                     COM               67066G104         817      61,230 SH       SOLE                             61,230
NOVARTIS A G                    SPONSORED ADR     66987V109         211       3,450 SH       SOLE                              3,450
ORACLE CORP                     COM               68389X105       3,186     101,281 SH       SOLE                            101,281
OCCIDENTAL PETE CORP DEL        COM               674599105         305       3,539 SH       SOLE                              3,539
PAYCHEX INC                     COM               704326107         682      20,500 SH       SOLE                             20,500
PEPSICO INC                     COM               713448108         512       7,233 SH       SOLE                              7,233
PFIZER INC                      COM               717081103       1,915      77,072 SH       SOLE                             77,072
PROCTER & GAMBLE CO             COM               742718109       4,278      61,680 SH       SOLE                             61,680
PHILIP MORRIS INTL INC          COM               718172109         407       4,526 SH       SOLE                              4,526
PMC-SIERRA INC                  COM               69344F106          58      10,426 SH       SOLE                             10,426
PIEDMONT NAT GAS INC            COM               720186105         281       8,642 SH       SOLE                              8,642
POTASH CORP SASK INC            COM               73755L107         256       5,900 SH       SOLE                              5,900
QUANTA SVCS INC                 COM               74762E102         363       7,823 SH       SOLE                              7,823
QUANTA SVCS INC                 COM               74762E102         337      13,650 SH       SOLE                             13,650
QUALCOMM INC                    COM               747525103       3,077      49,261 SH       SOLE                             49,261
RAYTHEON CO                     COM NEW           755111507         489       8,550 SH       SOLE                              8,550
ROYAL BK CDA MONTREAL QUE       COM               780087102         545       9,486 SH       SOLE                              9,486
SAP AG                          SPON ADR          803054204         230       3,225 SH       SOLE                              3,225
SCHWAB CHARLES CORP NEW         COM               808513105         416      32,550 SH       SOLE                             32,550
SPECTRA ENERGY CORP             COM               847560109         330      11,247 SH       SOLE                             11,247
SIEMENS A G                     SPONSORED ADR     826197501       2,038      20,350 SH       SOLE                             20,350
SIGMA ALDRICH CORP              COM               826552101         907      12,605 SH       SOLE                             12,605
SCHLUMBERGER LTD                COM               806857108       2,494      34,477 SH       SOLE                             34,477
STEIN MART INC                  COM               858375108         247      28,950 SH       SOLE                             28,950
SOUTHERN CO                     COM               842587107         502      10,900 SH       SOLE                             10,900
PROSHARES TR                    PSHS ULT S&P 500  74347R107         712      11,622 SH       SOLE                             11,622
STRYKER CORP                    COM               863667101         345       6,200 SH       SOLE                              6,200
AT&T INC                        COM               00206R102         948      25,133 SH       SOLE                             25,133
PROSHARES TR                    PSHS ULTSH 2 0YRS 74347R297         934      59,935 SH       SOLE                             59,935
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209       1,433      34,600 SH       SOLE                             34,600
TARGET CORP                     COM               87612E106         480       7,567 SH       SOLE                              7,567
TIBCO SOFTWARE INC              COM               88632Q103       2,246      74,325 SH       SOLE                             74,325
TOYOTA MOTOR CORP               SP ADR REP2COM    892331307       2,236      28,478 SH       SOLE                             28,478
TRIQUINT SEMICONDUCTOR INC      COM               89674K103         251      49,900 SH       SOLE                             49,900
TRANSCANADA CORP                COM               89353D107         425       9,350 SH       SOLE                              9,350
TRAVELERS COMPANIES INC         COM               89417E109         584       8,554 SH       SOLE                              8,554
UNITEDHEALTH GROUP INC          COM               91324P102         659      11,893 SH       SOLE                             11,893
UNITED PARCEL SERVICE INC       CL B              911312106       1,021      14,263 SH       SOLE                             14,263
PROSHARES TR                    PSHS ULTRUSS2000  74347R842         428       9,710 SH       SOLE                              9,710
PROSHARES TR                    ULTRA FNCLS NEW   74347X633         431       6,930 SH       SOLE                              6,930
VISA INC                        COM CL A          92826C839         936       6,967 SH       SOLE                              6,967
VARIAN MED SYS INC              COM               92220P105       1,108      18,375 SH       SOLE                             18,375
VERIZON COMMUNICATIONS INC      COM               92343V104         801      17,585 SH       SOLE                             17,585
WALGREEN CO                     COM               931422109         765      21,000 SH       SOLE                             21,000
WELLS FARGO & CO NEW            COM               949746101         424      12,281 SH       SOLE                             12,281
WHOLE FOODS MKT INC             COM               966837106         931       9,555 SH       SOLE                              9,555
WAL-MART STORES INC             COM               931142103       6,800      92,142 SH       SOLE                             92,142
WARWICK VALLEY TEL CO           COM               936750108         470      36,150 SH       SOLE                             36,150
SELECT SECTOR SPDR TR           SBI INT-INDS      81369Y704         664      18,164 SH       SOLE                             18,164
EXELIS INC                      COM               30162A108         139      13,485 SH       SOLE                             13,485
EXXON MOBIL CORP                COM               30231G102      16,396     179,292 SH       SOLE                            179,292
XYLEM INC                       COM               98419M100         327      13,010 SH       SOLE                             13,010